Summary of Significant Accounting Policies - Depreciation Periods (Table) (Details)	12 Months Ended
Dec. 31, 2015
Vessels
Property Plant And Equipment [Line Items]
Useful life assets	25 years
Port terminals
Property Plant And Equipment [Line Items]
Useful life assets	5 to 40 years
Tanker vessels, barges and push boats
Property Plant And Equipment [Line Items]
Useful life assets	15 to 45 years
Furniture, fixtures and equipment
Property Plant And Equipment [Line Items]
Useful life assets	3 to 10 years
Computer equipment and software
Property Plant And Equipment [Line Items]
Useful life assets	5 years
Leasehold improvements
Property Plant And Equipment [Line Items]
Useful life assets	shorter of lease term or 6 years